LOANS, Related Party Loan Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Loan Activity [Abstract]
Balance, beginning of year	$ 1,740	$ 2,043
Loan disbursements	254	102
Loan repayments	(1,601)	(405)
Balance, end of year	393	1,740
Related party loan [Abstract]
Unfunded commitments	0	0
Related party deposits	2,348	1,825
Unused lines of Credit [Member]
Related party loan [Abstract]
Unfunded commitments	73,100
Executive Officers and Directors [Member] | Unused lines of Credit [Member]
Related party loan [Abstract]
Unfunded commitments	$ 216	$ 404